Annual Notice of Securities Sold Pursuant to Rule 24F-2


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.



          1.   Name and address of issuer:

               RSI Retirement Trust
               317 Madison Avenue
               New York, New York 10017

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          2.   Name of each  series or class of funds for which  this  notice is filed:

               Core Equity Fund
               Emerging Growth Equity Fund
               Value Equity Fund
               International Equity Fund
               Actively Managed Bond Fund
               Intermediate-Term Bond Fund
               Short-Term Investment Fund

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          3.   Investment Company Act File Number: 811-04193 Securities Act File

               Number: 2 - 95074
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          4.   Last day of fiscal year for which this notice is filed:

               September 30, 1996

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          5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               N/A                                    |_|

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          6.   Date  of   termination   of  issuer's   declaration   under  rule
               24f-2(a)(1), if applicable (see Instruction A.6):

               N/A

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          7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               19,467,142 units @ $125,512,997

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          8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               5,852 units @ $289,967

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          9.   Number and  aggregate  sale price of  securities  sold during the fiscal year:

               2,742,981 units @ $91,183,749.

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          10.  Number and  aggregate  sale price of  securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               2,742,981 units @ $91,183,749.

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          11.  Number and aggregate  sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               N/A

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          12.  Calculation of registration fee:

               (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2(from Item 10):

                                                           $91,183,749.
                                                           -----------

               (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                      +    $   --
                                                           -----------

               (iii)Aggregate  price of shares  redeemed or  repurchased  during the fiscal year (if applicable):

                                                      _    $121,085,914.
                                                           ------------

               (iv) Aggregate  price  of  shares  redeemed  or  repurchased  and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                      +    $   --
                                                           -----------

               (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                    (ii), less line (iii), plus line (iv)] (if applicable):

                                                           $   --
                                                           -----------

               (vi) Multiplier  prescribed by Section 6(b) of the Securities Act
                    of  1933  or  other   applicable  law  or  regulation   (see
                    Instruction C.6):

                                                      x    1/ 33 of 1%
                                                           -----------

               (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                           $ 0


     Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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          13.  Check box if fees are  being  remitted  to the  Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (CFR 202.3a):

                                                      |_|


               Date of  mailing  or  wire   transfer   of  filing  fees  to  the
               Commission's lockbox depository:

               N/A

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                                   SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*     /s/  Stephen P. Pollak
                           ---------------------------------------
                              Stephen P. Pollak
                              Executive Vice President, Counsel and Secretary


Date:  November 27, 1996


  * Please print the name and title of the signing officer below the signature.